Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Maturity Profile of Financial Liabilities

The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted cash flows (in USD and thousands):

As of December 31, 2025	3 months or less	3 months to 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
Debt	$237,011	$159,758	$1,027,395	$1,124,376	$3,117,007	$5,665,547
Interest to be paid	82,081	221,806	564,395	410,517	431,635	1,710,434
Accounts payables	259,013	—	—	—	—	259,013
Accrued expenses and other current liabilities	229,685	127,185	—	—	—	356,870
Other non-current liabilities	—	—	48,038	—	—	48,038
Total	$807,790	$508,749	$1,639,828	$1,534,893	$3,548,642	$8,039,902

As of December 31, 2024	3 months or less	3 months to 1 year	1 to 2 years	2 to 5 years	Over 5 years	Total
Debt	$55,897	$434,480	$214,181	$2,914,660	$1,861,775	$5,480,993
Interest to be paid	121,883	182,730	287,064	631,732	276,079	1,499,488
Accounts payables	236,382	—	—	—	—	236,382
Forward foreign currency contracts	43,758	473,229	550,510	—	—	1,067,497
Accrued expenses and other current liabilities	186,299	122,458	—	—	—	308,757
Other non-current liabilities	—	—	25,652	—	—	25,652
Total	$644,219	$1,212,897	$1,077,407	$3,546,392	$2,137,854	$8,618,769

Summary of Changes in Liabilities Arising from Financing Activities

Changes in Liabilities Arising from Financing Activities

	January 1, 2025	Repayments of long-term debt	Proceeds from long-term debt	Transaction costs incurred for long-term debt	Reclassifications and other	December 31, 2025
(in USD and thousands)
Current portion of long-term debt	$469,766	$(514,315)	$—	$—	$419,156	$374,607
Long-term debt	4,866,159	(1,504,828)	2,130,507	(62,732)	(301,738)	5,127,368
Short-term portion of lease liabilities	28,944	(31,785)	—	—	29,325	26,484
Long-term portion of lease liabilities	207,594	—	—	—	4,843	212,437
Total liabilities from financing activities	$5,572,463	$(2,050,928)	$2,130,507	$(62,732)	$151,586	$5,740,896

	January 1, 2024	Repayments of long-term debt	Proceeds from long-term debt	Transaction costs incurred for long-term debt	Series C Conversion to ordinary shares	Reclassifications and other	December 31, 2024
(in USD and thousands)
Current portion of long-term debt	$253,020	$(269,770)	$—	$—	$—	$486,516	$469,766
Long-term debt	5,043,275	(38,980)	400,988	(39,366)	—	(499,758)	4,866,159
Private Placement liability	1,394,552	—	—	—	(1,397,960)	3,408	—
Short-term portion of lease liabilities	24,670	(28,142)	—	—	—	32,416	28,944
Long-term portion of lease liabilities	227,956	—	—	—	—	(20,362)	207,594
Total liabilities from financing activities	$6,943,473	$(336,892)	$400,988	$(39,366)	$(1,397,960)	$2,220	$5,572,463

Summary of Carrying Amount and Fair Value of Financial Assets and Liabilities

The carrying amounts of the Group’s financial assets and liabilities all approximate the fair values of those assets and liabilities as of December 31, 2025 and 2024, except for fixed interest debt, as outlined below:

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial assets	2025	2024	2025	2024
Forward foreign currency contracts	$40,615	$—	$40,615	$—
Accounts and other receivables and prepaid expenses and other current assets	20,000	11,122	20,000	11,122
Other non-current assets	34,984	41,987	34,984	41,987
Total financial assets	$95,599	$53,109	$95,599	$53,109
Total current	$60,615	$11,122	$60,615	$11,122
Total non-current	$34,984	$41,987	$34,984	$41,987

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial liabilities	2025	2024	2025	2024
Forward foreign currency contracts	$—	$39,797	$—	$39,797
Debt	5,501,975	5,335,925	5,735,931	5,431,789
Other non-current liabilities	—	1,991	—	1,991
Total financial liabilities	$5,501,975	$5,377,713	$5,735,931	$5,473,577
Total current	$374,607	$494,568	$401,464	$499,237
Total non-current	$5,127,368	$4,883,145	$5,334,467	$4,974,340

Summary of Fair Value Hierarchy for Group's Financial Assets and Liabilities

As of December 31, 2025 and 2024, designation within the fair value hierarchy for the Group’s financial assets and liabilities is outlined below:

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial assets	2025	2024	2025	2024
Level 1
Cash deposits	$54,984	$51,384	$54,984	$51,384
Level 2
Forward foreign currency contracts	40,615	—	40,615	—
Other	—	1,725	—	1,725
Total financial assets	$95,599	$53,109	$95,599	$53,109

	Carrying amount		Fair value
(in USD and thousands)	December 31,		December 31,
Financial liabilities	2025	2024	2025	2024
Level 2
Forward foreign currency contracts	$—	$39,797	$—	$39,797
Debt	5,501,975	5,335,925	5,735,931	5,431,789
Level 3
Other	—	1,991	—	1,991
Total financial liabilities	$5,501,975	$5,377,713	$5,735,931	$5,473,577